SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Communication Services – 2.7%
Entertainment - 1.5%
Chicken Soup For The Soul Entertainment Cl. A [1]	41,916	$604,848
Gaia Cl. A [1]	112,800	1,108,824
Score Media and Gaming Cl. A [1]	351,100	189,848
		1,903,520
Interactive Media & Services - 1.2%
QuinStreet [1]	99,800	1,580,832
Total		3,484,352

Consumer Discretionary – 11.4%
Auto Components - 1.6%
Modine Manufacturing [1]	62,600	391,250
Stoneridge [1]	62,300	1,144,451
Unique Fabricating [1]	165,814	558,793
		2,094,494
Diversified Consumer Services - 1.1%
Collectors Universe	27,000	1,336,230
Hotels, Restaurants & Leisure - 1.8%
Century Casinos [1]	192,100	1,052,708
GAN [1]	29,700	501,930
Lindblad Expeditions Holdings [1]	87,400	743,774
		2,298,412
Household Durables - 0.3%
Legacy Housing [1]	27,600	377,568
Internet & Direct Marketing Retail - 0.7%
Magnite [1,2]	131,900	916,046
Leisure Products - 1.0%
MasterCraft Boat Holdings [1]	70,217	1,228,095
Specialty Retail - 4.1%
Citi Trends	65,386	1,633,342
OneWater Marine Cl. A [1]	49,800	1,020,402
Shoe Carnival	46,300	1,554,754
Zumiez [1]	36,300	1,009,866
		5,218,364
Textiles, Apparel & Luxury Goods - 0.8%
Vera Bradley [1]	158,800	970,268
Total		14,439,477

Consumer Staples – 0.2%
Beverages - 0.2%
Eastside Distilling [1]	166,700	190,038
Total		190,038

Energy – 2.1%
Energy Equipment & Services - 1.7%
Natural Gas Services Group [1]	147,000	1,242,150
Pason Systems	101,700	404,035
Profire Energy [1]	612,129	452,853
		2,099,038
Oil, Gas & Consumable Fuels - 0.4%
Ardmore Shipping	154,800	551,088
Total		2,650,126

Financials – 14.4%
Banks - 6.0%
Allegiance Bancshares	37,200	869,364
BayCom Corporation [1]	77,882	802,185
Caribbean Investment Holdings	1,751,547	1,231,758
County Bancorp	45,300	851,640
HarborOne Bancorp	117,191	945,731
HomeTrust Bancshares	61,100	829,738
Investar Holding	73,000	935,860
Midway Investments [1,3]	1,751,577	0
TriState Capital Holdings [1]	85,772	1,135,621
		7,601,897
Capital Markets - 5.2%
B. Riley Financial	68,000	1,704,080
Canaccord Genuity Group	205,700	1,048,930
Silvercrest Asset Management Group Cl. A	90,300	944,538
Sprott	50,180	1,712,802
StoneX Group [1]	22,400	1,145,984
		6,556,334
Diversified Financial Services - 0.3%
Waterloo Investment Holdings [1,3]	1,302,000	325,500
Thrifts & Mortgage Finance - 2.9%
Meridian Bancorp	88,100	911,835
PCSB Financial	78,400	946,288
Territorial Bancorp	45,900	928,557
Western New England Bancorp	169,054	951,774
		3,738,454
Total		18,222,185

Health Care – 14.0%
Biotechnology - 3.0%
BioSpecifics Technologies [1]	11,900	628,677
CareDx [1]	20,800	789,152
Dynavax Technologies [1]	116,500	503,280
MeiraGTx Holdings [1]	39,800	526,952
Zealand Pharma [1]	36,058	1,370,107
		3,818,168
Health Care Equipment & Supplies - 7.0%
Apyx Medical [1]	163,100	768,201
AtriCure [1]	23,100	921,690
Chembio Diagnostics [1]	107,400	521,964
CryoLife [1]	78,489	1,449,692
Mesa Laboratories	4,700	1,197,372
Misonix [1]	51,600	605,268
OrthoPediatrics Corporation [1,2]	25,600	1,175,552
Profound Medical [1]	63,200	1,111,594
Surmodics [1]	29,278	1,139,207
		8,890,540
Health Care Providers & Services - 0.5%
Sharps Compliance [1,2]	104,500	655,215
Life Sciences Tools & Services - 3.0%
Harvard Bioscience [1]	380,268	1,144,607
NeoGenomics [1]	35,400	1,305,906
Quanterix Corporation [1]	40,300	1,359,722
		3,810,235
Pharmaceuticals - 0.5%
Axsome Therapeutics [1,2]	7,700	548,625
Total		17,722,783

Industrials – 22.0%
Aerospace & Defense - 0.7%
Astronics Corporation [1]	40,326	311,317
CPI Aerostructures [1]	205,344	550,322
		861,639
Commercial Services & Supplies - 1.4%
Acme United	44,965	1,035,458
Heritage-Crystal Clean [1]	54,934	733,369
		1,768,827
Construction & Engineering - 4.9%
Ameresco Cl. A [1]	49,800	1,663,320
Construction Partners Cl. A [1]	70,600	1,284,920
IES Holdings [1]	24,000	762,480
Northwest Pipe [1]	58,000	1,534,680
NV5 Global [1]	18,200	960,414
		6,205,814
Electrical Equipment - 1.3%
American Superconductor [1]	119,400	1,728,912
Machinery - 6.6%
Alimak Group	80,300	1,088,534
CIRCOR International [1]	56,400	1,542,540
Graham Corporation	74,820	955,451
Luxfer Holdings	59,600	747,980
Porvair	139,600	918,964
Shyft Group	67,700	1,278,176
Wabash National	97,300	1,163,708
Westport Fuel Systems [1]	391,000	637,330
		8,332,683
Marine - 0.9%
Clarkson	40,300	1,168,410
Professional Services - 4.2%
CRA International	23,306	873,276
Forrester Research [1]	19,500	639,405
GP Strategies [1]	117,608	1,133,741
Heidrick & Struggles International	44,400	872,460
Kforce	25,500	820,335
Resources Connection	89,254	1,030,884
		5,370,101
Trading Companies & Distributors - 2.0%
Lawson Products [1]	36,000	1,477,080
Transcat [1]	35,700	1,046,010
		2,523,090
Total		27,959,476

Information Technology – 23.4%
Communications Equipment - 2.0%
Digi International [1]	91,400	1,428,582
EMCORE Corporation [1]	206,800	672,100
Harmonic [1]	67,900	378,882
		2,479,564
Electronic Equipment, Instruments & Components - 7.7%
Fabrinet [1]	9,969	628,346
FARO Technologies [1]	21,600	1,317,168
LightPath Technologies Cl. A [1]	354,800	855,068
Luna Innovations [1]	234,900	1,404,702
nLIGHT [1]	53,300	1,251,484
PAR Technology [1]	42,800	1,733,828
PC Connection	23,500	964,910
PowerFleet [1]	47,800	269,114
Vishay Precision Group [1]	51,700	1,309,044
		9,733,664
IT Services - 0.5%
Cass Information Systems	16,148	649,796
Semiconductors & Semiconductor Equipment - 10.6%
Aehr Test Systems [1]	398,300	553,637
Axcelis Technologies [1]	42,900	943,800
AXT [1]	244,100	1,493,892
Camtek [1]	101,700	1,564,146
Cohu	60,900	1,046,262
CyberOptics Corporation [1]	36,600	1,165,344
Everspin Technologies [1,2]	148,300	840,861
Ichor Holdings [1]	39,100	843,387
Nova Measuring Instruments [1]	25,200	1,313,928
PDF Solutions [1]	64,400	1,204,924
Photronics [1]	133,400	1,328,664
Ultra Clean Holdings [1]	56,800	1,218,928
		13,517,773
Software - 2.1%
Agilysys [1]	54,900	1,326,384
QAD Cl. A	31,900	1,346,180
		2,672,564
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova	85,200	683,304
Total		29,736,665

Materials – 3.7%
Chemicals - 0.5%
Trecora Resources [1]	101,700	624,438
Metals & Mining - 3.2%
Altius Minerals	78,900	574,174
Haynes International	44,170	754,865
Major Drilling Group International [1]	322,600	1,727,414
Seabridge Gold [1]	14,800	277,944
Universal Stainless & Alloy Products [1]	134,000	735,660
		4,070,057
Total		4,694,495

Real Estate – 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Postal Realty Trust Cl. A	54,700	828,158
Real Estate Management & Development - 1.3%
FRP Holdings [1]	19,140	797,564
Marcus & Millichap [1]	29,900	822,848
		1,620,412
Total		2,448,570

TOTAL COMMON STOCKS
(Cost $112,320,281)		121,548,167

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $5,248,001 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $5,353,071) (Cost $5,248,001)		5,248,001

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.01%) (Cost $150,066)		150,066

TOTAL INVESTMENTS – 100.0%
(Cost $117,718,348)		126,946,234

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(56,758)

NET ASSETS – 100.0%		$126,889,476

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.7%

Communication Services – 1.3%
Entertainment - 0.5%
SciPlay Corporation Cl. A [1]	68,000	$1,102,960
Media - 0.8%
Saga Communications Cl. A	88,041	1,750,255
Total		2,853,215

Consumer Discretionary – 14.3%
Auto Components - 0.9%
Gentex Corporation	74,516	1,918,787
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations [1]	51,587	1,082,295
Household Durables - 2.8%
La-Z-Boy	42,786	1,353,321
PulteGroup	107,950	4,997,006
		6,350,327
Leisure Products - 1.9%
Malibu Boats Cl. A [1]	39,616	1,963,369
MasterCraft Boat Holdings [1]	128,300	2,243,967
		4,207,336
Specialty Retail - 8.2%
Aaron’s	59,370	3,363,310
American Eagle Outfitters	178,265	2,640,105
OneWater Marine Cl. A [1]	107,600	2,204,724
Rent-A-Center	178,860	5,346,125
Shoe Carnival	141,136	4,739,347
		18,293,611
Total		31,852,356

Consumer Staples – 0.4%
Food & Staples Retailing - 0.4%
Village Super Market Cl. A	37,540	923,859
Total		923,859

Energy – 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Dorchester Minerals L.P.	34,900	360,517
Total		360,517

Financials – 22.2%
Banks - 5.9%
Ames National	80,967	1,367,533
Camden National	49,794	1,505,024
City Holding Company	25,360	1,460,989
CNB Financial	99,125	1,473,989
Financial Institutions	64,328	990,651
Landmark Bancorp	28,121	600,383
MidWestOne Financial Group	56,892	1,016,660
National Bankshares	99,233	2,513,572
Northrim BanCorp	33,613	856,795
Unity Bancorp	123,274	1,427,513
		13,213,109
Capital Markets - 5.0%
Evercore Cl. A	85,100	5,570,646
Houlihan Lokey Cl. A	38,015	2,244,786
Moelis & Company Cl. A	97,401	3,422,671
		11,238,103
Insurance - 7.1%
CNO Financial Group	215,200	3,451,808
Heritage Insurance Holdings	121,524	1,229,823
James River Group Holdings	67,788	3,018,599
Kemper Corporation	41,800	2,793,494
Reinsurance Group of America	19,036	1,812,037
Selective Insurance Group	67,200	3,460,128
		15,765,889
Thrifts & Mortgage Finance - 4.2%
Genworth MI Canada	130,650	3,388,040
Southern Missouri Bancorp	58,587	1,381,482
Timberland Bancorp	87,777	1,579,986
TrustCo Bank Corp. NY	274,755	1,434,221
WSFS Financial	54,899	1,480,626
		9,264,355
Total		49,481,456

Health Care – 6.1%
Biotechnology - 1.7%
Catalyst Pharmaceuticals [1,2]	769,400	2,285,118
Coherus BioSciences [1,2]	76,712	1,406,898
Vanda Pharmaceuticals [1]	14,700	142,002
		3,834,018
Health Care Providers & Services - 3.4%
Ensign Group (The)	59,014	3,367,339
Molina Healthcare [1]	18,700	3,422,848
Pennant Group [1]	17,857	688,566
		7,478,753
Pharmaceuticals - 1.0%
Supernus Pharmaceuticals [1]	112,000	2,334,080
Total		13,646,851

Industrials – 30.8%
Aerospace & Defense - 2.1%
Magellan Aerospace	200,200	1,025,394
Vectrus [1]	96,507	3,667,266
		4,692,660
Building Products - 0.4%
UFP Industries	18,500	1,045,435
Commercial Services & Supplies - 2.0%
Herman Miller	29,503	889,811
IBEX [1]	145,914	2,244,157
Kimball International Cl. B	122,081	1,286,734
		4,420,702
Construction & Engineering - 9.8%
Comfort Systems USA	63,871	3,289,995
Great Lakes Dredge & Dock [1]	392,913	3,736,603
MasTec [1]	85,500	3,608,100
MYR Group [1]	108,601	4,037,785
Northwest Pipe [1]	131,796	3,487,322
Primoris Services	202,590	3,654,724
		21,814,529
Machinery - 3.8%
Alamo Group	10,207	1,102,662
Federal Signal	35,422	1,036,094
Meritor [1]	47,130	986,902
Miller Industries	173,471	5,303,008
		8,428,666
Professional Services - 6.4%
Barrett Business Services	28,366	1,487,513
Heidrick & Struggles International	191,561	3,764,174
Kforce	63,535	2,043,921
Korn Ferry	127,407	3,694,803
Resources Connection	183,680	2,121,504
Robert Half International	20,764	1,099,246
		14,211,161
Road & Rail - 4.8%
ArcBest	136,589	4,242,454
Old Dominion Freight Line	9,906	1,792,194
Saia [1]	13,800	1,740,732
Werner Enterprises	70,339	2,953,535
		10,728,915
Trading Companies & Distributors - 1.5%
BMC Stock Holdings [1]	79,799	3,417,791
Total		68,759,859

Information Technology – 17.9%
Electronic Equipment, Instruments & Components - 13.5%
ePlus [1]	45,071	3,299,197
Fabrinet [1]	30,102	1,897,329
Insight Enterprises [1]	94,952	5,372,384
Kimball Electronics [1]	170,458	1,970,495
Methode Electronics	34,122	972,477
PC Connection	81,898	3,362,732
Plexus Corporation [1]	27,400	1,935,262
Sanmina Corporation [1]	163,993	4,436,011
SYNNEX Corporation [1]	25,600	3,585,536
Vishay Intertechnology	218,799	3,406,700
		30,238,123
IT Services - 1.2%
CSG Systems International	6,940	284,193
Hackett Group (The)	103,607	1,158,326
Sykes Enterprises [1]	33,936	1,160,951
		2,603,470
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries [1]	24,608	1,548,828
Kulicke & Soffa Industries	168,726	3,779,462
MKS Instruments	15,991	1,746,697
		7,074,987
Total		39,916,580

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	121,319	3,338,699
Total		3,338,699

TOTAL COMMON STOCKS
(Cost $198,325,950)		211,133,392

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $11,054,025 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $11,275,109) (Cost $11,054,025)		11,054,025

TOTAL INVESTMENTS – 99.7%
(Cost $209,379,975)		222,187,417

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		702,429

NET ASSETS – 100.0%		$222,889,846

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2020.
[3]	Securities for which market quotations are not readily available represent 0.3% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Tax Information:

At September 30, 2020, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$117,755,217	$9,191,017	$29,492,665	$20,301,648
Small-Cap Portfolio	210,913,537	11,273,880	29,609,969	18,336,089

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2020. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$115,444,894	$5,777,773	$325,500	$121,548,167
Repurchase Agreement	–	5,248,001	–	5,248,001
Money Market Fund/Collateral Received for Securities Loaned	150,066	–	–	150,066
Small-Cap Portfolio
Common Stocks	211,133,392	–	–	211,133,392
Repurchase Agreement	–	11,054,025	–	11,054,025

Level 3 Reconciliation:

		Realized	Unrealized
	Balance as of 12/31/19	Gain (Loss)	Gain (Loss)	Balance as of 9/30/20
Micro-Cap Portfolio
Common Stocks	$390,600	$–	$(65,100)	$325,500

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/20	Technique(s)	Input(s)	Range Average	Input[1]
Micro-Cap Portfolio
Common Stocks	$325,500	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2020 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at September 30, 2020:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$150,066	$(139,395)	$10,671

1 The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at September 30, 2020:

		Securities on Loan
		Collateralized by Non-Cash
	Non-Cash Collateral	Collateral	Net Amount
Micro-Cap Portfolio	$2,878,101	$(2,820,797)	$57,304
Small-Cap Portfolio	2,669,245	(2,594,200)	75,045

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).